Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
April 30, 2026
SFE-NPRT3-0626
1.9892235.107
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	148,379	13,907,564
BERMUDA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	200,561	2,679,495
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	21,228	6,516,359
TOTAL BERMUDA		9,195,854
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	36,847	2,894,331
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	41,031	3,337,051
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.5%
First BanCorp/Puerto Rico	139,228	3,380,456
Ofg Bancorp	63,520	2,919,379
Popular Inc	35,263	5,301,087

TOTAL PUERTO RICO		11,600,922
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	37,005	4,289,990
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	142,192	3,641,537
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	14,589	9,971,144
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	161,705	12,220,047
UNITED STATES - 96.9%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.4%
IDT Corp Class B	55,647	2,790,697
Iridium Communications Inc	153,818	6,009,669
		8,800,366
Entertainment - 0.8%
Madison Square Garden Entertainment Corp Class A (b)	51,728	3,461,638
Madison Square Garden Sports Corp Class A (b)	13,796	4,724,578
TKO Group Holdings Inc Class A	32,524	6,052,391
Warner Music Group Corp Class A	129,900	3,672,273
		17,910,880
Interactive Media & Services - 0.8%
Cargurus Inc Class A (b)	107,075	3,903,955
Match Group Inc	150,990	5,650,046
MediaAlpha Inc Class A (b)	273,987	2,331,629
Shutterstock Inc	133,213	2,154,054
Yelp Inc Class A (b)(c)	115,249	3,180,872
ZoomInfo Technologies Inc (b)	427,172	2,669,825
		19,890,381
Media - 1.1%
AMC Global Media Inc Class A (b)(c)	304,947	2,589,000
Liberty Broadband Corp Class C (b)	87,083	3,351,825
New York Times Co/The Class A	85,744	6,776,348
News Corp Class A	258,065	6,792,272
Nexstar Media Group Inc	20,110	4,185,695
Scholastic Corp	75,400	3,043,144
		26,738,284
TOTAL COMMUNICATION SERVICES		73,339,911
Consumer Discretionary - 9.9%
Automobile Components - 0.9%
BorgWarner Inc	103,989	5,924,253
Dorman Products Inc (b)	23,110	2,600,106
Gentex Corp	144,189	3,332,208
Lear Corp	30,547	3,883,440
Phinia Inc	37,951	2,738,165
Visteon Corp	26,955	3,011,143
		21,489,315
Automobiles - 0.2%
Harley-Davidson Inc (c)	127,532	3,046,740
Thor Industries Inc	32,237	2,548,012
		5,594,752
Broadline Retail - 0.4%
Dillard's Inc Class A (c)	3,769	2,145,390
Kohl's Corp (c)	137,902	1,954,071
Macy's Inc	170,354	3,330,421
Ollie's Bargain Outlet Holdings Inc (b)	36,154	3,127,683
		10,557,565
Diversified Consumer Services - 1.4%
ADT Inc	399,947	3,011,601
Covista Inc (b)	29,761	3,429,062
Frontdoor Inc (b)	55,385	3,801,073
Graham Holdings Co Class B	2,661	2,986,999
Grand Canyon Education Inc (b)	19,875	3,360,266
H&R Block Inc	94,186	2,988,522
Laureate Education Inc (b)	96,073	2,891,317
Perdoceo Education Corp	77,971	2,646,336
Service Corp International/US	66,048	5,351,869
Stride Inc (b)	35,039	3,404,389
		33,871,434
Hotels, Restaurants & Leisure - 1.8%
Boyd Gaming Corp	39,835	3,463,653
Brinker International Inc (b)	25,441	3,873,138
Churchill Downs Inc	40,055	4,045,154
Monarch Casino & Resort Inc	23,734	2,816,988
Planet Fitness Inc Class A (b)	45,648	3,043,352
Red Rock Resorts Inc Class A	44,093	2,379,258
Texas Roadhouse Inc	30,857	4,967,668
Travel + Leisure Co	46,017	2,975,459
Vail Resorts Inc	25,222	3,207,734
Viking Holdings Ltd (b)	82,903	6,790,586
Wynn Resorts Ltd	42,596	4,562,458
		42,125,448
Household Durables - 1.7%
Cavco Industries Inc (b)	6,132	3,108,924
Cricut Inc Class A (c)	429,732	1,852,145
Installed Building Products Inc	13,022	3,757,498
KB Home	51,530	2,730,575
M/I Homes Inc (b)	21,815	2,868,454
Somnigroup International Inc	85,930	6,518,650
Taylor Morrison Home Corp (b)	59,061	3,587,365
Toll Brothers Inc	42,852	6,090,983
TopBuild Corp (b)	12,557	5,558,984
Tri Pointe Homes Inc (b)	78,309	3,671,909
		39,745,487
Leisure Products - 0.5%
Acushnet Holdings Corp	26,723	2,587,321
Hasbro Inc	61,626	5,906,236
Mattel Inc (b)	184,374	2,780,360
		11,273,917
Specialty Retail - 1.9%
Abercrombie & Fitch Co Class A (b)	32,366	2,762,438
Academy Sports & Outdoors Inc	51,931	2,847,896
Asbury Automotive Group Inc (b)	13,857	2,822,532
AutoNation Inc (b)	17,027	3,616,194
Buckle Inc/The	46,338	2,576,856
Five Below Inc (b)	26,886	6,335,955
Group 1 Automotive Inc	9,055	3,231,458
Murphy USA Inc	9,550	5,615,400
Penske Automotive Group Inc	17,272	2,962,493
Sally Beauty Holdings Inc (b)	140,509	1,992,418
Signet Jewelers Ltd	32,629	2,904,960
Urban Outfitters Inc (b)	41,934	2,949,638
Winmark Corp	5,275	2,007,085
		42,625,323
Textiles, Apparel & Luxury Goods - 1.1%
Crocs Inc (b)	37,623	3,836,794
G-III Apparel Group Ltd	71,228	2,221,601
Levi Strauss & Co Class A	122,798	2,735,939
Ralph Lauren Corp Class A	17,461	6,262,213
Tapestry Inc	78,958	11,452,069
		26,508,616
TOTAL CONSUMER DISCRETIONARY		233,791,857
Consumer Staples - 3.2%
Beverages - 0.8%
Brown-Forman Corp Class B	149,267	3,846,611
Celsius Holdings Inc (b)	95,436	3,203,787
Coca-Cola Consolidated Inc	32,546	6,674,208
National Beverage Corp (b)	70,784	2,422,228
Vita Coco Co Inc/The (b)	53,952	3,560,292
		19,707,126
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	251,522	4,238,146
Casey's General Stores Inc	15,128	12,437,486
Ingles Markets Inc Class A	30,910	2,827,338
Maplebear Inc (b)	118,461	5,016,823
PriceSmart Inc	22,968	3,604,139
		28,123,932
Food Products - 0.9%
Cal-Maine Foods Inc	40,703	3,144,714
Campbell's Company/The (c)	140,809	2,927,419
Ingredion Inc	38,620	4,315,399
Marzetti Company/The	20,923	2,725,848
Pilgrim's Pride Corp (c)	64,805	2,145,046
Seaboard Corp	495	2,814,535
Seneca Foods Corp Class A (b)	20,243	2,831,186
		20,904,147
Household Products - 0.1%
Central Garden & Pet Co Class A (b)	88,781	2,979,490
Personal Care Products - 0.1%
Herbalife Ltd (b)	162,572	2,698,695
Tobacco - 0.1%
Turning Point Brands Inc	23,218	1,873,228
TOTAL CONSUMER STAPLES		76,286,618
Energy - 3.6%
Energy Equipment & Services - 0.2%
Weatherford International PLC	41,709	4,602,588
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream Corp	210,490	4,601,311
APA Corp	181,759	7,403,045
California Resources Corp	59,839	4,084,610
Chord Energy Corp	37,586	5,472,522
CNX Resources Corp (b)	92,087	3,583,105
Core Natural Resources Inc	37,000	3,320,380
Dorian LPG Ltd	74,780	2,882,769
DT Midstream Inc	47,587	7,042,400
HF Sinclair Corp	83,489	5,611,296
International Seaways Inc	44,922	3,726,280
Magnolia Oil & Gas Corp Class A	136,547	4,129,181
Matador Resources Co	78,176	4,959,485
Murphy Oil Corp	103,057	4,303,660
Par Pacific Holdings Inc (b)	62,037	4,073,970
Permian Resources Holdings Inc/DE Class A	339,197	7,333,439
Range Resources Corp	128,277	5,580,050
REX American Resources Corp (b)	64,188	3,113,118
		81,220,621
TOTAL ENERGY		85,823,209
Financials - 15.1%
Banks - 6.1%
1st Source Corp	34,920	2,567,668
Ameris Bancorp	43,017	3,667,199
Axos Financial Inc (b)	37,848	3,650,061
Bancorp Inc/The (b)	47,183	2,822,959
Bank OZK	74,347	3,580,552
BankUnited Inc	63,298	2,942,091
Burke & Herbert Financial Services Corp	33,962	2,184,096
Cathay General Bancorp	59,626	3,340,845
Central Pacific Financial Corp	70,308	2,339,850
CNB Financial Corp/PA	79,397	2,412,081
Columbia Banking System Inc	160,341	4,746,094
Community Trust Bancorp Inc	37,350	2,425,136
Cullen/Frost Bankers Inc	33,893	4,912,112
Customers Bancorp Inc (b)(c)	35,528	2,709,721
East West Bancorp Inc	60,475	7,648,273
Financial Institutions Inc	68,302	2,327,049
First Busey Corp	106,808	2,798,370
First Horizon Corp	231,020	5,766,259
Fulton Financial Corp	149,129	3,219,695
Great Southern Bancorp Inc (c)	35,056	2,391,520
Hancock Whitney Corp	53,503	3,611,988
Hanmi Financial Corp	83,475	2,496,737
International Bancshares Corp	44,214	3,171,912
Metropolitan Bank Holding Corp	23,706	2,094,425
NB Bancorp Inc	102,097	2,004,163
Northeast Community Bancorp Inc	88,585	2,125,597
Northrim BanCorp Inc	86,871	2,130,946
Orrstown Financial Services Inc	58,277	2,141,097
Pathward Financial Inc	29,147	2,531,125
Preferred Bank/Los Angeles CA	26,312	2,492,536
Provident Financial Services Inc	131,139	2,974,233
SOUTHSTATE BANK CORP	50,382	4,920,810
Texas Capital Bancshares Inc (b)	32,981	3,321,187
Tompkins Financial Corp	28,777	2,425,038
TrustCo Bank Corp NY	50,598	2,408,465
Trustmark Corp	65,203	2,893,057
UMB Financial Corp	37,496	4,730,870
Univest Financial Corp	67,068	2,547,913
Valley National Bancorp	300,351	4,075,763
Webster Financial Corp	76,937	5,567,161
Western Alliance Bancorp	54,314	4,428,764
Wintrust Financial Corp	33,484	5,041,686
Zions Bancorp NA	78,145	4,955,956
		143,543,060
Capital Markets - 2.1%
Acadian Asset Management Inc	46,587	3,137,634
Affiliated Managers Group Inc	15,230	4,487,824
Artisan Partners Asset Management Inc Class A	72,298	2,706,837
Evercore Inc Class A	17,880	5,744,666
Federated Hermes Inc Class B	61,068	3,547,440
Houlihan Lokey Inc Class A	29,172	4,514,367
Invesco Ltd	216,283	5,668,777
Janus Henderson Group PLC	79,392	4,097,421
SEI Investments Co	52,741	4,782,554
Stifel Financial Corp	70,725	5,573,837
StoneX Group Inc (b)	47,989	5,088,274
		49,349,631
Consumer Finance - 1.3%
Ally Financial Inc	135,992	6,036,685
Bread Financial Holdings Inc (c)	40,693	3,449,953
Enova International Inc (b)	20,737	3,513,055
EZCORP Inc Class A (b)	109,502	3,589,476
FirstCash Holdings Inc	23,946	5,225,496
Jefferson Capital Inc	98,376	2,040,317
Nelnet Inc Class A	19,216	2,722,907
OneMain Holdings Inc	70,271	4,129,827
		30,707,716
Financial Services - 1.2%
Enact Holdings Inc	55,887	2,388,052
Essent Group Ltd	62,252	3,767,491
Jackson Financial Inc	39,369	4,557,749
MGIC Investment Corp	146,993	3,892,375
NMI Holdings Inc (b)	74,413	2,880,527
Radian Group Inc	103,237	3,698,982
Voya Financial Inc	57,970	4,751,221
Western Union Co/The (c)	312,983	2,845,015
		28,781,412
Insurance - 3.9%
American Financial Group Inc/OH	37,826	5,041,071
Assurant Inc	24,008	5,672,370
Axis Capital Holdings Ltd	42,751	4,292,628
CNO Financial Group Inc	77,415	3,441,097
Donegal Group Inc Class A	116,298	1,956,132
Genworth Financial Inc Class A (b)	349,371	3,070,971
Globe Life Inc	38,767	5,981,748
Hanover Insurance Group Inc/The	22,453	4,214,204
HCI Group Inc	16,356	2,511,791
Horace Mann Educators Corp	60,420	2,745,485
Lincoln National Corp	103,732	3,922,107
Loews Corp	70,889	7,982,811
Mercury General Corp	30,546	2,972,431
Old Republic International Corp	121,602	4,858,000
Palomar Hldgs Inc (b)	24,696	2,972,904
Primerica Inc	17,484	4,917,725
Reinsurance Group of America Inc	30,742	6,500,704
Selective Insurance Group Inc	41,934	3,520,359
SiriusPoint Ltd (b)	131,503	3,078,485
Slide Insurance Holdings Inc (b)	125,753	2,345,293
United Fire Group Inc	62,509	2,520,363
Universal Insurance Holdings Inc	72,924	2,889,978
Unum Group	74,656	6,000,849
		93,409,506
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	302,428	6,925,602
Starwood Property Trust Inc	222,776	4,090,167
		11,015,769
TOTAL FINANCIALS		356,807,094
Health Care - 11.3%
Biotechnology - 3.9%
Alkermes PLC (b)	105,680	3,562,473
AnaptysBio Inc (b)	43,589	2,865,105
Arrowhead Pharmaceuticals Inc (b)	70,532	5,182,691
Bridgebio Pharma Inc (b)	77,319	5,498,154
Catalyst Pharmaceuticals Inc (b)	109,387	3,077,056
Exelixis Inc (b)	127,845	5,683,989
First Tracks Biotherapeutics Inc	43,590	1,014,339
Halozyme Therapeutics Inc (b)	60,595	3,857,478
Ideaya Biosciences Inc (b)	81,937	2,384,367
Incyte Corp (b)	70,109	6,679,284
Ionis Pharmaceuticals Inc (b)	71,810	5,368,516
Ironwood Pharmaceuticals Inc Class A (b)	450,064	1,856,514
Krystal Biotech Inc (b)	14,922	3,913,444
Madrigal Pharmaceuticals Inc (b)	9,660	4,997,987
Mirum Pharmaceuticals Inc (b)	31,277	3,043,565
Neurocrine Biosciences Inc (b)	44,691	5,884,464
PTC Therapeutics Inc (b)	49,932	3,248,576
Revolution Medicines Inc (b)	76,291	10,995,059
Stoke Therapeutics Inc (b)	72,925	2,386,106
United Therapeutics Corp (b)	17,406	9,944,918
		91,444,085
Health Care Equipment & Supplies - 1.9%
Envista Holdings Corp (b)	128,568	3,335,054
Globus Medical Inc Class A (b)	56,008	5,050,801
Haemonetics Corp (b)	42,163	2,533,575
iRadimed Corp	21,894	1,826,835
iRhythm Technologies Inc (b)	21,973	2,838,033
Lantheus Holdings Inc (b)	48,560	4,109,147
LeMaitre Vascular Inc	27,440	3,011,540
LivaNova PLC (b)	44,670	2,684,667
Medline Inc Class A	108,821	4,839,270
Merit Medical Systems Inc (b)	41,392	2,822,107
Penumbra Inc (b)	17,656	5,764,331
Solventum Corp (b)	70,383	4,740,999
Utah Medical Products Inc	30,755	2,011,992
		45,568,351
Health Care Providers & Services - 2.2%
Addus HomeCare Corp (b)	23,027	2,231,086
Brookdale Senior Living Inc (b)	193,762	2,782,422
Chemed Corp	8,600	3,654,828
Concentra Group Holdings Parent Inc	117,464	2,639,416
Encompass Health Corp	50,886	5,088,600
Ensign Group Inc/The	28,551	5,330,186
HealthEquity Inc (b)	49,462	4,057,368
Henry Schein Inc (b)	55,767	4,159,661
National HealthCare Corp (c)	15,994	2,771,600
Option Care Health Inc (b)	104,100	2,116,353
PACS Group Inc (b)	64,374	2,159,748
Pediatrix Medical Group Inc (b)	114,536	2,578,205
Progyny Inc (b)	106,154	1,972,341
Tenet Healthcare Corp (b)	37,365	6,618,089
Universal Health Services Inc Class B	26,265	4,419,612
		52,579,515
Health Care Technology - 0.1%
Doximity Inc Class A (b)	94,886	2,319,014
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories Inc Class A (b)	11,633	3,258,636
Bio-Techne Corp	76,144	4,212,286
Bruker Corp	78,361	2,876,632
Charles River Laboratories International Inc (b)	24,528	4,095,440
Medpace Holdings Inc (b)	10,310	4,316,385
Repligen Corp (b)	29,627	3,505,170
		22,264,549
Pharmaceuticals - 2.3%
Amphastar Pharmaceuticals Inc (b)(c)	75,540	1,658,858
ANI Pharmaceuticals Inc (b)	27,988	2,223,647
Collegium Pharmaceutical Inc (b)	47,796	1,612,159
Corcept Therapeutics Inc (b)	75,178	3,497,281
Elanco Animal Health Inc (b)	232,514	5,201,338
Harmony Biosciences Holdings Inc (b)	61,544	1,923,865
Harrow Inc (b)(c)	48,827	1,978,958
Innoviva Inc (b)	107,151	2,463,401
Jazz Pharmaceuticals PLC (b)	30,246	6,140,544
Ligand Pharmaceuticals Inc (b)	15,366	3,525,729
Liquidia Corp (b)(c)	62,188	2,438,391
Organon & Co	301,242	3,991,457
Pacira BioSciences Inc (b)(c)	101,562	2,588,815
Phibro Animal Health Corp Class A	50,874	2,705,479
Prestige Consumer Healthcare Inc (b)	42,383	2,387,011
SIGA Technologies Inc	287,676	1,323,310
Supernus Pharmaceuticals Inc (b)	55,275	2,653,200
Tarsus Pharmaceuticals Inc (b)	40,784	2,594,270
Theravance Biopharma Inc (b)	103,050	1,725,057
Xeris Biopharma Holdings Inc (b)	308,730	1,890,971
		54,523,741
TOTAL HEALTH CARE		268,699,255
Industrials - 22.0%
Aerospace & Defense - 3.0%
AAR Corp (b)	23,583	2,602,856
Astronics Corp (b)	26,367	1,882,604
ATI Inc (b)	52,458	8,155,121
BWX Technologies Inc	35,380	7,655,878
Carpenter Technology Corp	19,409	8,310,934
Curtiss-Wright Corp	13,629	9,815,606
Hexcel Corp	39,785	3,734,618
Huntington Ingalls Industries Inc	15,380	5,602,780
Kratos Defense & Security Solutions Inc (b)	66,676	4,203,922
Mercury Systems Inc (b)	32,627	2,574,597
Moog Inc Class A	12,687	3,822,720
V2X Inc (b)	25,045	1,698,300
VSE Corp	13,625	2,339,140
Woodward Inc	22,217	8,064,549
		70,463,625
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	43,669	7,939,461
Building Products - 1.4%
A O Smith Corp	51,994	3,215,309
Advanced Drainage Systems Inc	30,240	4,513,320
Allegion plc	34,054	4,681,744
Armstrong World Industries Inc	19,778	3,369,973
AZZ Inc	19,005	2,718,475
Gibraltar Industries Inc (b)	32,633	1,273,666
Insteel Industries Inc	40,246	1,053,640
Owens Corning	35,532	4,382,517
Simpson Manufacturing Co Inc	19,363	3,693,105
Zurn Elkay Water Solutions Corp	69,606	3,616,728
		32,518,477
Commercial Services & Supplies - 1.3%
Brady Corp Class A	27,260	2,230,413
Brink's Co/The	22,345	2,385,329
Clean Harbors Inc (b)	20,337	6,358,973
Deluxe Corp	57,699	1,797,324
Ennis Inc	70,833	1,478,993
Healthcare Services Group Inc (b)	85,485	1,830,234
HNI Corp	46,125	1,685,408
MSA Safety Inc	18,107	3,012,824
Rollins Inc	111,891	6,235,685
Tetra Tech Inc	112,463	3,634,804
		30,649,987
Construction & Engineering - 4.7%
AECOM	54,731	4,602,877
API Group Corp (b)	145,404	6,647,871
Arcosa Inc	25,726	3,253,567
Argan Inc	7,789	5,218,474
Comfort Systems USA Inc	12,239	22,522,820
Construction Partners Inc Class A (b)	25,601	3,165,820
Dycom Industries Inc (b)	12,457	5,158,444
EMCOR Group Inc	15,944	14,216,786
Fluor Corp (b)	77,522	4,135,799
Granite Construction Inc	23,400	3,207,438
IES Holdings Inc (b)	5,816	3,745,969
MasTec Inc (b)	24,517	9,660,924
MYR Group Inc (b)	9,823	3,976,449
NWPX Infrastructure Inc (b)	20,612	2,026,983
Primoris Services Corp	25,470	4,613,891
Sterling Infrastructure Inc (b)	13,114	6,761,841
Tutor Perini Corp	29,236	2,716,609
Valmont Industries Inc	8,903	4,523,080
		110,155,642
Electrical Equipment - 2.0%
Acuity Inc	13,380	3,877,123
Allient Inc	24,246	1,847,060
Atkore Inc	28,688	2,241,967
EnerSys	18,129	3,866,191
Nextpower Inc Class A (b)	57,431	6,841,755
nVent Electric PLC	61,230	8,749,767
Powell Industries Inc (c)	15,796	4,379,757
Preformed Line Products Co	5,483	1,821,727
Regal Rexnord Corp	27,827	5,983,640
Sensata Technologies Holding PLC	80,413	3,348,397
Shoals Technologies Group Inc (b)	172,116	1,366,601
Thermon Group Holdings Inc (b)	36,396	2,201,594
		46,525,579
Ground Transportation - 0.4%
Landstar System Inc	18,469	3,399,589
Ryder System Inc	18,435	4,678,250
Schneider National Inc Class B	56,702	1,762,865
		9,840,704
Machinery - 5.9%
AGCO Corp	29,793	3,605,549
Alamo Group Inc	9,517	1,650,628
Allison Transmission Holdings Inc	36,849	4,950,663
Atmus Filtration Technologies Inc	45,480	2,883,432
Blue Bird Corp (b)	34,687	2,223,784
CECO Environmental Corp (b)	27,022	2,003,411
CNH Industrial NV Class A	383,148	4,103,515
Crane Co	21,942	3,899,752
Donaldson Co Inc	48,420	4,269,191
Enpro Inc	11,447	3,337,373
Esab Corp	27,651	2,717,264
ESCO Technologies Inc	13,283	4,303,028
Federal Signal Corp	30,223	3,721,358
Flowserve Corp	55,272	4,070,230
Franklin Electric Co Inc	24,110	2,415,581
Gates Industrial Corp PLC (b)	129,228	3,309,529
Graco Inc	66,326	5,323,988
Helios Technologies Inc	27,578	1,886,335
ITT Inc	33,403	7,159,599
JBT Marel Corp	23,969	2,830,739
Kennametal Inc	55,817	2,160,676
Lincoln Electric Holdings Inc	21,762	5,766,930
Lindsay Corp	12,836	1,437,247
Middleby Corp/The (b)	22,379	3,141,116
Mueller Industries Inc	45,950	6,223,009
Mueller Water Products Inc Class A1	93,792	2,615,859
Nordson Corp	21,112	6,089,756
Oshkosh Corp	27,302	4,267,303
Pentair PLC	64,200	5,181,582
RBC Bearings Inc (b)	12,202	7,310,097
SPX Technologies Inc (b)	21,418	4,688,614
Standex International Corp	8,780	2,396,940
Tennant CO	20,945	1,739,273
Terex Corp	39,561	2,460,694
Timken Co/The	32,283	3,579,862
Toro Co/The	43,742	4,162,926
Watts Water Technologies Inc Class A	12,678	3,805,428
Worthington Enterprises Inc	32,392	1,757,914
		139,450,175
Marine Transportation - 0.3%
Kirby Corp (b)	26,902	4,049,827
Matson Inc	17,371	3,030,023
		7,079,850
Passenger Airlines - 0.1%
SkyWest Inc (b)	24,342	1,998,964
Professional Services - 1.6%
Amentum Holdings Inc (b)	81,947	2,149,470
CACI International Inc (b)	8,983	4,667,028
Concentrix Corp	46,110	1,098,339
CSG Systems International Inc	23,144	1,861,009
ExlService Holdings Inc (b)	87,412	2,786,695
FTI Consulting Inc (b)	16,392	2,939,086
Genpact Ltd	82,892	2,880,497
Huron Consulting Group Inc (b)	12,322	1,610,054
Korn Ferry	35,415	2,352,973
Maximus Inc	31,074	2,039,076
Parsons Corp (b)	34,612	1,744,791
Paycom Software Inc	24,801	3,143,775
Resolute Holdings Management Inc (b)(c)	7,657	1,042,040
Science Applications International Corp	27,223	2,634,370
UL Solutions Inc Class A	40,834	3,695,069
Verra Mobility Corp Class A (b)	114,546	1,698,717
		38,342,989
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies Inc	15,945	4,875,184
Core & Main Inc Class A (b)	81,329	4,096,542
Global Industrial Co	43,722	1,447,635
McGrath RentCorp	17,729	1,959,941
MSC Industrial Direct Co Inc Class A	27,852	2,848,424
Rush Enterprises Inc Class A	36,348	2,690,842
Wesco International Inc	19,321	6,745,348
		24,663,916
TOTAL INDUSTRIALS		519,629,369
Information Technology - 16.7%
Communications Equipment - 2.5%
Ciena Corp (b)	50,121	26,442,837
Digi International Inc (b)	40,798	2,286,320
Lumentum Holdings Inc (b)	25,412	22,929,756
NetScout Systems Inc (b)	69,303	2,335,511
Viasat Inc (b)	77,227	5,090,032
		59,084,456
Electronic Equipment, Instruments & Components - 5.1%
Advanced Energy Industries Inc	17,263	6,627,438
Arrow Electronics Inc (b)	26,179	4,917,202
Avnet Inc	47,452	3,915,265
Badger Meter Inc	18,623	2,251,707
Bel Fuse Inc Class B (c)	9,710	2,678,406
Belden Inc	23,112	2,599,638
Benchmark Electronics Inc (c)	35,995	2,953,390
Cognex Corp	86,386	4,795,287
Coherent Corp (b)	56,268	17,989,442
Crane NXT Co	41,753	1,865,524
CTS Corp	34,650	1,978,515
ePlus Inc	24,399	2,066,351
Flex Ltd (b)	140,474	12,860,395
Insight Enterprises Inc (b)	26,639	1,941,983
Itron Inc (b)	27,689	2,320,338
Kimball Electronics Inc (b)	53,302	1,439,686
Littelfuse Inc	12,087	4,885,203
Mirion Technologies Inc Class A (b)	134,366	2,653,729
Napco Security Technologies Inc	42,572	1,990,241
OSI Systems Inc (b)(c)	10,379	2,977,943
PC Connection Inc	26,920	1,715,881
Plexus Corp (b)	15,457	3,873,215
Sanmina Corp (b)	26,663	5,807,735
ScanSource Inc (b)	37,548	1,543,973
TD SYNNEX Corp	32,304	7,371,127
TTM Technologies Inc (b)	46,909	7,421,942
Vishay Precision Group Inc (b)(c)	29,170	1,762,451
Vontier Corp	79,307	2,845,535
		118,049,542
IT Services - 0.4%
Amdocs Ltd	54,040	3,494,768
DXC Technology Co (b)	152,825	1,729,979
EPAM Systems Inc (b)	24,848	2,827,205
Everforth Inc (b)	39,803	839,843
		8,891,795
Semiconductors & Semiconductor Equipment - 3.2%
ACM Research Inc Class A (b)	40,849	2,111,485
Amkor Technology Inc	67,152	4,683,852
Axcelis Technologies Inc (b)	26,295	3,657,897
Cirrus Logic Inc (b)	26,139	4,262,748
Diodes Inc (b)	37,780	4,048,127
FormFactor Inc (b)	43,470	5,908,877
Lattice Semiconductor Corp (b)	60,054	7,343,403
MACOM Technology Solutions Holdings Inc (b)	26,660	7,507,723
MKS Inc	27,379	7,768,791
Onto Innovation Inc (b)	22,773	6,719,401
Photronics Inc (b)	58,987	2,918,677
Qorvo Inc (b)	43,258	4,075,769
Rambus Inc (b)	47,683	5,488,790
Skyworks Solutions Inc	70,710	4,961,721
Universal Display Corp	25,557	2,225,759
Veeco Instruments Inc (b)(c)	65,027	3,241,596
		76,924,616
Software - 2.9%
ACI Worldwide Inc (b)	65,678	2,838,603
Adeia Inc	112,522	3,583,826
Agilysys Inc (b)	23,594	1,511,432
Alarm.com Holdings Inc (b)	44,936	1,995,608
Appfolio Inc Class A (b)	14,732	2,461,570
Box Inc Class A (b)	100,424	2,430,261
Clear Secure Inc Class A	71,075	3,794,694
Commvault Systems Inc (b)	30,531	3,018,905
Daily Journal Corp (b)(c)	2,638	1,394,869
Dolby Laboratories Inc Class A	40,880	2,622,043
Dropbox Inc Class A (b)	107,644	2,614,673
Dynatrace Inc (b)	133,835	4,846,165
Five9 Inc (b)	105,759	1,819,055
InterDigital Inc	12,500	3,707,000
Manhattan Associates Inc (b)	29,179	4,023,492
Nutanix Inc Class A (b)	121,230	4,957,095
PagerDuty Inc (b)	186,380	1,239,426
Pegasystems Inc	64,128	2,343,878
Progress Software Corp (b)	47,039	1,310,036
Qualys Inc (b)	21,970	1,909,852
RingCentral Inc Class A	75,776	3,047,711
Teradata Corp (b)	79,909	2,105,602
UiPath Inc Class A (b)(c)	243,855	2,511,707
Unity Software Inc (b)	163,066	4,308,204
Zeta Global Holdings Corp Class A (b)(c)	140,661	2,590,976
		68,986,683
Technology Hardware, Storage & Peripherals - 2.6%
Diebold Nixdorf Inc (b)(c)	31,233	2,399,006
Everpure Inc Class A (b)	119,711	8,553,351
Sandisk Corp/DE (b)	46,515	51,004,163
		61,956,520
TOTAL INFORMATION TECHNOLOGY		393,893,612
Materials - 3.8%
Chemicals - 1.6%
Axalta Coating Systems Ltd (b)	107,946	3,069,984
Balchem Corp	18,267	2,952,313
Cabot Corp	35,151	2,705,221
Element Solutions Inc	118,641	5,052,920
Hawkins Inc	17,422	2,917,314
HB Fuller Co	38,251	2,314,951
Ingevity Corp (b)	30,222	2,302,614
Minerals Technologies Inc	29,400	2,115,036
Mosaic Co/The	149,553	3,480,098
NewMarket Corp	4,411	2,980,160
RPM International Inc	52,899	5,389,879
Sensient Technologies Corp	28,388	3,226,012
		38,506,502
Construction Materials - 0.2%
Eagle Materials Inc	15,966	3,354,617
United States Lime & Minerals Inc	15,444	1,662,855
		5,017,472
Containers & Packaging - 0.8%
AptarGroup Inc	31,505	3,896,538
Crown Holdings Inc	47,825	4,701,677
Greif Inc Class A	27,106	1,768,395
Myers Industries Inc	76,620	1,579,138
O-I Glass Inc (b)	131,582	1,198,712
Sonoco Products Co	58,151	2,905,224
TriMas Corp	49,473	1,831,490
		17,881,174
Metals & Mining - 1.2%
Alcoa Corp	105,621	6,737,564
Commercial Metals Co	51,775	3,570,404
Hecla Mining Co	271,851	4,898,755
Mesabi Trust	43,803	1,217,285
Royal Gold Inc	30,832	7,195,572
Warrior Met Coal Inc	32,082	2,882,568
Worthington Steel Inc	40,590	1,559,874
		28,062,022
Paper & Forest Products - 0.0%
Sylvamo Corp	38,165	1,630,790
TOTAL MATERIALS		91,097,960
Real Estate - 5.8%
Diversified REITs - 0.3%
Broadstone Net Lease Inc Class A	158,944	3,147,091
Essential Properties Realty Trust Inc	121,229	3,810,228
		6,957,319
Health Care REITs - 1.0%
CareTrust REIT Inc	120,011	4,734,434
LTC Properties Inc	66,263	2,532,571
National Health Investors Inc	38,002	2,922,734
Omega Healthcare Investors Inc	136,857	6,428,173
Sabra Health Care REIT Inc	179,100	3,700,206
Sila Realty Trust Inc	95,271	2,899,097
		23,217,215
Hotel & Resort REITs - 0.2%
Apple Hospitality REIT Inc	229,524	3,091,688
DiamondRock Hospitality Co	254,753	2,598,481
		5,690,169
Industrial REITs - 0.8%
EastGroup Properties Inc	26,878	5,407,854
First Industrial Realty Trust Inc	73,198	4,539,008
Rexford Industrial Realty Inc	119,065	4,273,243
STAG Industrial Inc Class A	106,468	4,107,535
		18,327,640
Office REITs - 0.9%
BXP Inc	76,432	4,468,215
COPT Defense Properties	94,230	2,944,688
Easterly Government Properties Inc	99,347	2,325,713
Equity Commonwealth (d)	2,103	0
Highwoods Properties Inc	108,997	2,649,717
Kilroy Realty Corp	88,951	2,958,510
Postal Realty Trust Inc Class A	105,776	2,314,379
Vornado Realty Trust	110,924	3,315,518
		20,976,740
Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc (b)	20,514	6,526,119
Residential REITs - 0.2%
American Homes 4 Rent Class A	162,467	5,172,948
Retail REITs - 1.7%
Agree Realty Corp	60,817	4,689,599
Brixmor Property Group Inc	162,140	4,878,793
CBL & Associates Properties Inc	55,685	2,506,938
Federal Realty Investment Trust	42,394	4,701,495
Getty Realty Corp	77,723	2,574,186
Kimco Realty Corp	301,830	7,135,261
NNN REIT Inc	105,626	4,625,363
Phillips Edison & Co Inc	89,127	3,579,786
Regency Centers Corp	76,857	5,983,317
		40,674,738
Specialized REITs - 0.4%
EPR Properties	57,603	3,214,823
Lamar Advertising Co Class A	42,161	5,811,473
		9,026,296
TOTAL REAL ESTATE		136,569,184
Utilities - 2.4%
Electric Utilities - 0.7%
IDACORP Inc	29,961	4,426,438
OGE Energy Corp	104,786	5,113,557
Otter Tail Corp	33,620	3,000,249
Portland General Electric Co	70,730	3,673,009
		16,213,253
Gas Utilities - 0.7%
National Fuel Gas Co	49,631	4,187,864
ONE Gas Inc	40,437	3,607,789
Spire Inc	39,967	3,644,191
UGI Corp	112,611	4,064,131
		15,503,975
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy Inc Class C	85,598	3,454,735
Ormat Technologies Inc	33,128	3,806,407
Talen Energy Corp (b)	20,038	7,462,552
		14,723,694
Multi-Utilities - 0.4%
Avista Corp	69,336	2,849,710
Black Hills Corp	47,946	3,609,854
Northwestern Energy Group Inc	45,439	3,287,057
		9,746,621
Water Utilities - 0.0%
Consolidated Water Co Ltd	54,066	1,732,815
TOTAL UTILITIES		57,920,358
TOTAL UNITED STATES		2,293,858,427
TOTAL COMMON STOCKS (Cost $2,020,058,274)		2,364,916,867

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $146,808)	3.64	147,000	146,809

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	2,221,296	2,221,740
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	20,435,999	20,438,043
TOTAL MONEY MARKET FUNDS (Cost $22,659,783)			22,659,783

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,042,864,865)	2,387,723,459
NET OTHER ASSETS (LIABILITIES) - (0.8)% (e)	(19,924,996)
NET ASSETS - 100.0%	2,367,798,463

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	17	6/2026	2,386,630	247,145

The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Includes $42,552 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $146,809.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $18,438,154.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,119,896	73,129,621	73,028,050	48,339	273	-	2,221,740	2,221,296	0.0%
Fidelity Securities Lending Cash Central Fund	37,837,570	162,293,819	179,692,798	69,962	(548)	-	20,438,043	20,435,999	0.1%
Total	39,957,466	235,423,440	252,720,848	118,301	(275)	-	22,659,783

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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